[LETTERHEAD OF THACHER PROFITT & WOOD LLP]

January 5, 2006

BY EDGAR

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Attention: Filing Desk

Option One Mortgage Acceptance Corporation
Registration Statement on Form S-3 relating to Mortgage Pass-Through
Certificates and Mortgage-Backed Notes, to be combined with Registration
Statement No. 333-126920  pursuant to Rule 429

Ladies and Gentlemen:

On behalf of Option One Mortgage Acceptance Corporation (the “Registrant”), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 has been made to you by the Registrant by wire transfer in federal same day funds.

The objectives of the above-captioned Registration Statement is to register an additional $1,000,000.00 of Mortgage Pass-Through Certificates and to comply with the requirements of Regulation AB. The filing is intended, upon effectiveness, to be combined with Registration Statement No. 333-126920 pursuant to Rule 429 under the Securities Act of 1933, as amended. It is our understanding that pending effectiveness of the captioned filing, the Registrant will continue to be able to utilize such Registration Statement in its current form, up to the amount remaining on that shelf registration.

If you require any additional information, please call the undersigned at (212) 912-7550.

Very truly yours,

Mark A. Russo

Copy with enclosures to:

Max Web

Division of Corporation Finance

Branch 12 (Mail Stop 7-2)